SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

Convertible Notes and Agreements

On April 1, 2022, the Company entered in a Convertible Promissory Note with Mast Hill Fund, L.P., in the amount of $425,000. The note is unsecured, bears interest at 12% per annum, and matures on April 1, 2023. In connection with the note, the Company executed a Common Stock Purchase Warrant for 710,000,000 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.0006 per share and expire on April 1, 2027.

Subsequent Stock Filings and Issuances

On April 5, 2022, the Company filed a Certificate of Amendment with the Florida Secretary of State to increase the number of authorized common shares from 5,000,000,000 to 15,000,000,000 with a par value of $0.0001.

On April 5, 2022, 68 shares of Convertible Preferred Series A stock was converted in to 30,430,000 shares of common stock.

On April 12, 2022, the holder of a convertible note converted a total of $20,100 of principal into 31,406,250 shares of our common stock.

On April 12, 2022, the holder of a convertible note converted a total of $21,750 of principal and fees into 33,984,375 shares of our common stock.

On April 14, 2022, the holder of a convertible note converted a total of $19,200 of principal into 31,475,410 shares of our common stock.

On April 14, 2022, 62 shares of Convertible Preferred Series A stock was converted in to 33,294,000 shares of common stock.

On April 19, 2022, the holder of a convertible note converted a total of $6,638 of principal and interest into 12,068,182 shares of our common stock.

On April 25, 2022, the holder of a convertible note converted a total of $21,750 of principal and fees into 39,545,454 shares of our common stock.

On April 25, 2022, 116 shares of Convertible Preferred Series A stock was converted in to 38,932,500 shares of common stock.

The Company has evaluated subsequent events pursuant to ASC Topic 855 and has determined that there are no additional subsequent events to disclose.

16. SUBSEQUENT EVENTS

Director Agreements

On January 1, 2022, the Company entered into a Directors Agreement with Jef Lewis for a term of one year. In exchange for serving in this capacity, the Company will issue 186 shares of Convertible Preferred Series A stock at a price of $268.50 per share. The shares are restricted and cannot be sold or otherwise transferred by the undersigned except as provided by law, and in no event, prior to the maturity date of six (6) months.

On January 1, 2022, the Company entered into a Directors Agreement with Sam Berry for a term of one year. In exchange for serving in this capacity, the Company will issue 186 shares of Convertible Preferred Series A stock at a price of $268.50 per share. The shares are restricted and cannot be sold or otherwise transferred by the undersigned except as provided by law, and in no event, prior to the maturity date of six (6) months.

On January 1, 2022, the Company entered into a Directors Agreement with Bennett Buchanan for a term of one year. In exchange for serving in this capacity, the Company will issue 186 shares of Convertible Preferred Series A stock at a price of $268.50 per share. The shares are restricted and cannot be sold or otherwise transferred by the undersigned except as provided by law, and in no event, prior to the maturity date of six (6) months.

On January 1, 2022, the Company entered into a Directors Agreement with Richard Hylen for a term of one year. In exchange for serving in this capacity, the Company will issue 186 shares of Convertible Preferred Series A stock at a price of $268.50 per share. The shares are restricted and cannot be sold or otherwise transferred by the undersigned except as provided by law, and in no event, prior to the maturity date of six (6) months.

Convertible Notes and Agreements

On January 10, 2022, the Company entered in a Convertible Promissory Note with Fourth Man LLC, in the amount of $140,000. The note is unsecured, bears interest at 10% per annum, and matures on January 10, 2023.

On January 11, 2022, the Company entered in a Convertible Promissory Note with Sixth Street Lending LLC, in the amount of $53,750. The note is unsecured, bears interest at 10% per annum, and matures on January 11, 2023.

On January 27, 2022, the Company entered in a Convertible Promissory Note with Mast Hill Fund, L.P. in the amount of $279,000 to pay off two notes with Power Up Lending Group Ltd. The note is unsecured, bears interest at 12% per annum, and matures on January 27, 2023.

On February 10, 2022, the Company entered in a Convertible Promissory Note with Sixth Street Lending LLC, in the amount of $48,750. The note is unsecured, bears interest at 10% per annum, and matures on February 10, 2023.

On March 3, 2022, the Company entered in a Convertible Promissory Note with Mast Hill Fund, L.P., in the amount of $63,000. The note is unsecured, bears interest at 12% per annum, and matures on March 3, 2023.

On March 3, 2022, the Company entered in a Convertible Promissory Note with Mammoth Corporation, in the amount of $27,500. The note is unsecured, bears interest at 0% per annum, and matures on December 3, 2023.

Subsequent Stock Filings and Issuances

On January 14, 2022, the Company filed a Certificate of Amendment with the Florida Secretary of State to increase the number of authorized common shares from 2,000,000,000 to 5,000,000,000 with a par value of $0.0001.

On January 3, 2022, the holder of a convertible note converted a total of $52,500 of principal and fees into 10,500,000 shares of our common stock.

On January 4, 2022, the holder of a convertible note converted a total of $40,079 of principal, interest, and fees into 9,192,541 shares of our common stock.

On January 4, 2022, 66 shares of Convertible Preferred Series A stock was converted in to 10,740,000 shares of common stock.

On January 13, 2022, the holder of a convertible note converted a total of $23,100 of principal into 11,000,000 shares of our common stock.

On January 13, 2022, the holder of a convertible note converted a total of $36,000 of principal into 12,000,000 shares of our common stock.

On January 14, 2022, the holder of a convertible note converted a total of $22,000 of principal into 11,000,000 shares of our common stock.

On January 20, 2022, 52 shares of Convertible Preferred Series A stock was converted in to 6,981,000 shares of common stock.

On January 21, 2022, the holder of a convertible note converted a total of $40,500 of principal into 13,500,000 shares of our common stock.

On January 24, 2022, a warrant holder exercised the warrants and the Company issued 917,764 shares of common stock through a cashless exercise of the warrants in accordance with the conversion terms.

On January 31, 2022, a warrant holder exercised the warrants and the Company issued 9,711,786 shares of common stock through a cashless exercise of the warrants in accordance with the conversion terms.

On February 1, 2022, the holder of a convertible note converted a total of $21,300 of principal into 12,529,412 shares of our common stock.

On February 3, 2022, the holder of a convertible note converted a total of $16,288 of principal and interest into 9,580,882 shares of our common stock.

On February 8, 2022, 63 shares of Convertible Preferred Series A stock was converted in to 11,276,667 shares of common stock.

On February 14, 2022, the holder of a convertible note converted a total of $27,000 of principal into 16,875,000 shares of our common stock.

On February 14, 2022, the holder of a convertible note converted a total of $28,350 of principal and interest into 17,718,750 shares of our common stock.

On February 25, 2022, the holder of a convertible note converted a total of $23,000 of principal into 17,692,308 shares of our common stock.

On March 1, 2022, the holder of a convertible note converted a total of $21,200 of principal into 17,666,667 shares of common stock.

On March 4, 2022, the Company issued 93 shares of Convertible Preferred Series A stock pursuant to a service agreement.

On March 7, 2022, the holder of a convertible note converted a total of $19,500 of principal into 17,727,273 shares of common stock.

On March 8, the Company issued 18,622 shares of Convertible Preferred Series A stock pursuant to a licensing agreement.

On March 8, 2022, 78 shares of Convertible Preferred Series A stock was converted in to 20,943,000 shares of common stock.

On March 11, 2022, the holder of a convertible note converted a total of $15,050 of principal and $950 of interest into 20,000,000 shares of common stock.

On March 16, 2022, the holder of a convertible note converted a total of $2,988 of interest into 4,458,955 shares of common stock.

On March 17, 2022, the holder of a convertible note converted a total of $13,400 of principal into 20,937,500 shares of common stock.

On March 17, 2022, 78 shares of Convertible Preferred Series A stock was converted in to 20,943,000 shares of common stock.

On March 21, 2022, the holder of a convertible note converted a total of $13,400 of principal into 20,937,500 shares of common stock.

On March 22, 2022, the holder of a convertible note converted a total of $13,400 of principal into 20,937,500 shares of common stock.

On March 23, 2022, 60 shares of Convertible Preferred Series A stock was converted in to 26,850,000 shares of common stock.

On March 24, 2022, the holder of a convertible note converted a total of $3,550 of principal and $2,188 of interest into 8,964,844 shares of common stock.

The Company has evaluated subsequent events pursuant to ASC Topic 855 and has determined that there are no additional subsequent events to disclose.